PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid and Other Current Assets, Net
Amount due from Xihua Group		¥ 49,800	¥ 49,800
Receivable from Zhenjiang operating rights		35,000	35,000
Prepaid input value-added tax		4,069	4,682
Due from former owners			2,848
Staff advances		3,723	6,591
Rental deposits		2,826	5,404
Prepayments to suppliers		9,209	13,080
Loans to third party			9,000
Subsidy Receivable		4,567
Others		8,510	11,230
Total before allowance for doubtful accounts		117,704	137,635
Less: allowance for doubtful accounts		(70)	(4,339)
Total	$ 18,028	¥ 117,634	¥ 133,296